Derivative Instruments (Schedule of Call Options and Interest Rate Swaps by Counterparty) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Fair Value	$ 431,727	$ 1,277,480
Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	39,335,903	40,091,353
Fair Value	430,558	1,276,574
Bank of America | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	3,574,125	3,556,256
Fair Value	26,080	99,229
Barclays | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	3,686,896	4,213,658
Fair Value	39,657	157,865
Canadian Imperial Bank of Commerce | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	2,707,734	3,956,329
Fair Value	34,218	141,540
Citibank, N.A. | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	3,748,162	3,190,833
Fair Value	29,873	115,860
Credit Suisse | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	2,086,470	3,716,868
Fair Value	20,691	113,295
J.P. Morgan | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	6,501,103	4,482,832
Fair Value	69,006	105,899
Morgan Stanley | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	2,957,389	2,223,743
Fair Value	38,470	47,950
Royal Bank of Canada | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	4,378,132	3,567,972
Fair Value	58,026	100,472
Societe Generale | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	2,099,081	2,548,072
Fair Value	17,157	86,494
Truist | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	1,960,787	2,547,808
Fair Value	32,885	94,924
Wells Fargo | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	5,436,824	5,820,381
Fair Value	61,840	206,403
Exchange traded | Call Options And Interest Rate Swaps
Derivative [Line Items]
Notional Amount	199,200	266,601
Fair Value	$ 2,655	$ 6,643